LONG-TERM DEBT - Senior Notes (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Long-term debt
Senior notes redeemable period by issuer	5 years
Net proceeds from issuance of senior notes	$ 794.5		$ 370.1
Financing fees	283.4	$ 302.9	$ 309.2
Quebecor Media | Senior Notes 5.750% due January 2023
Long-term debt
Principal amount				$ 850.0
Interest rate (as a percent)				5.75%	5.75%
Effective interest rate (after discount or premium at issuance) (as a percent)				5.75%	5.75%
Quebecor Media | Senior Notes 6.625% due January 2023
Long-term debt
Principal amount					$ 500.0
Interest rate (as a percent)				6.625%	6.625%
Effective interest rate (after discount or premium at issuance) (as a percent)				6.625%	6.625%
Videotron | Senior Notes 5.000% due July 2022
Long-term debt
Principal amount				$ 800.0
Interest rate (as a percent)				5.00%	5.00%
Effective interest rate (after discount or premium at issuance) (as a percent)				5.00%	5.00%
Videotron | Senior Notes 5.375% due June 2024
Long-term debt
Principal amount				$ 600.0
Interest rate (as a percent)				5.375%	5.375%
Effective interest rate (after discount or premium at issuance) (as a percent)				5.375%	5.375%
Videotron | Senior Notes 5.625% due June 2025
Long-term debt
Principal amount					$ 400.0
Interest rate (as a percent)				5.625%	5.625%
Effective interest rate (after discount or premium at issuance) (as a percent)				5.625%	5.625%
Videotron | Senior Notes 5.750% due January 2026
Long-term debt
Principal amount					$ 375.0
Interest rate (as a percent)				5.75%	5.75%
Effective interest rate (after discount or premium at issuance) (as a percent)				5.75%	5.75%
Net proceeds from issuance of senior notes	370.1
Financing fees	4.9
Videotron | Senior Notes 5.125% due April 2027
Long-term debt
Principal amount				$ 600.0
Interest rate (as a percent)				5.125%	5.125%
Effective interest rate (after discount or premium at issuance) (as a percent)				5.125%	5.125%
Net proceeds from issuance of senior notes	794.5
Financing fees	$ 9.9